INCOME TAXES	9 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES
6.	INCOME TAXES

The Company recorded income tax expense of $89 thousand for the three and nine months ended September 30, 2025, all of which related to its operations in India. No income tax expense was recorded for the three and nine months ended September 30, 2024. In all other jurisdictions where the Company operates, the Company has incurred cumulative tax losses and has recorded no income tax expense or benefit in either the three or nine months ended September 30, 2025, or September 30, 2024. Since inception, the Company has not recognized income tax benefits for net losses incurred or for other deferred tax assets in jurisdictions outside of India, as the Company believes it is more likely than not that these deferred tax assets will not be realized. Accordingly, the Company has recorded a full valuation allowance against net deferred tax assets in all other jurisdictions.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2025 AND 2024

UNAUDITED

In July 2025, the One Big Beautiful Bill Act (the “OBBB”) was enacted into law, extending key provisions of the 2017 Tax Cuts and Jobs Act. The OBBB brought back accelerated depreciation for property acquired and placed in service after January 19, 2025, and restored expensing of domestic research expenditures for years beginning after December 31, 2024. Additionally, the bill amended the interest expenses limitation to EBITDA-based instead of EBIT, international tax provisions on global intangible low-tax income, foreign derived intangible income, and base erosion and anti-abuse tax. The OBBB does not currently have a material impact on the Company’s consolidated financial statements.